Fair Value Measurements - Schedule of Change in Related Party Convertible Notes, Current (Details) - BOLT THREADS, INC. [Member] - Related party convertible notes, current [Member] $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Schedule of Change in Related Party Convertible Notes, Current [Line Items]
Balance
Note issuance during the period	2,018
Change in estimated fair value	115
Balance	$ 2,133